Redeemable Convertible Preferred and Pre-IPO Class B Ordinary Shares - Summary of Change Balance of Series A Preferred Shares and Pre-IPO Class B Ordinary Shares (Parenthetical) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Temporary Equity [Line Items]
Accretion of preferred shares		¥ 6,563,000
Class B Ordinary Shares
Temporary Equity [Line Items]
Accretion of preferred shares	¥ 0	¥ 0
Stock issued during upon exchange of equity interest			67,636,364
Class B Ordinary Shares | Restricted Share Arrangement
Temporary Equity [Line Items]
Stock issued during upon exchange of equity interest			50,727,273